UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6490

Dreyfus Premier International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/06

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER GREATER CHINA FUND
Statement of Investments
January 31, 2006 (Unaudited)

Common Stocks--93.3%	Shares	Value ($)

China--54.3%
Aluminum Corp. of China, Cl. H	4,140,000	3,815,644
Beijing Capital Land, Cl. H	2,326,000	966,943
Bio-Treat Technology	2,672,000	1,844,462
BOE Technology Group, Cl. B	7,551,667	1,518,549
China Construction Bank, Cl. H	15,000,000	5,897,290
China Construction Bank, Cl. H (warrants 6/5/2006)	12,100,000a	772,062
China Construction Bank, Cl. H (warrants 7/3/2006)	9,200,000a	509,938
China Fishery Group	1,100,000	1,071,186
China Life Insurance, Cl. H	6,463,000a	6,456,502
China Life Insurance, Cl. H (warrants 5/2/2006)	2,460,000a	523,215
China Life Insurance, Cl. H (warrants 7/14/2006)	5,380,000a	651,886
China Oilfield Services, Cl. H	7,814,000	3,953,434
China Shineway Pharmaceutical Group	6,778,000	3,582,175
China Telecom, Cl. H	11,200,000	4,222,847
China Telecom, Cl. H (warrants 3/27/2006)	7,400,000a	93,480
Dongfang Electrical Machinery, Cl. H	3,372,000	4,194,462
Dongfeng Motor Group, Cl. H	5,350,000	1,724,071
FU JI Food & Catering Services Holdings	989,000	2,090,747
Golding Soft	5,220,000a	9,420
Harbin Power Equipment, Cl. H	6,726,000	5,332,040
Jiangxi Copper, Cl. H	8,270,000	5,036,963
PetroChina, Cl. H	5,550,000	5,401,338
PetroChina, Cl. H (warrants 5/10/2006)	10,280,000a	1,523,886
Shanghai Forte Land, Cl. H	3,250,000	1,466,266
Shanghai Zhenhua Port Machinery, Cl. B	1,469,058	1,648,283
Sinopec Shanghai Petrochemical, Cl. H	5,100,000	2,481,696
Sohu.com	184,000a	3,748,080
Tencent Holdings	2,752,000	3,547,397
Tom Online	12,104,000a	3,393,514
Tong Ren Tang Technologies, Cl. H	1,691,000	3,247,815
Zijin Mining Group, Cl. H	7,418,000	4,255,085
ZTE, Cl. H	1,210,200	4,820,333
		89,801,009

Hong Kong--29.8%
Beijing Enterprises Holdings	2,025,000	3,732,695
Cheung Kong Holdings	200,000	2,147,517
Cheung Kong Holdings (warrants 3/3/2006)	2,000,000a	116,012
China Mengniu Dairy	980,000	1,048,493
China Mobile (Hong Kong)	700,000	3,406,249
China Overseas Land & Investment	4,400,000	2,282,864
China Sciences Conservational Power	19,450,000a,b	877,504
China Ting Group Holdings	4,000,000	1,160,123
CNOOC	4,192,000	3,512,336

GST Holdings	298,000	67,223
GZI Real Estate Investment Trust	6,695,000	3,085,234
Hongkong Land Holdings	825,000	2,722,500
HSBC Holdings (warrants 6/19/2006)	13,100,000a	683,892
Hua Han Bio-Pharmaceutical Holdings, Cl. H	12,708,000	1,359,617
Hutchison Whampoa (warrants 4/25/2006)	5,000,000a	319,034
Hutchison Whampoa (warrants 5/29/2006)	12,920,000a	849,365
Lifestyle International Holdings	1,748,500	2,603,209
Lung Kee (Bermuda) Holdings	3,608,000	2,697,466
New Heritage Holdings	15,700,000	1,315,450
Parkson Retail Group	2,300,000	5,870,221
Shangri-La Asia	1,755,000	2,850,422
Tianjin Development Holdings	6,382,000	3,887,049
Wing Hang Bank	359,000	2,591,456
		49,185,931

Taiwan--7.9%
Compal Communications	564,500	3,124,246
Everlight Electronics	426	1,139
High Tech Computer	140,000	2,972,390
King Yuan Electronics	3,400,000	3,184,078
Yuanta Core Pacific Securities	5,700,000	3,840,874
		13,122,727

United States--1.3%
Far East Energy	1,250,000a	2,175,000
Far East Energy (warrants)	625,000a	0
		2,175,000

Total Investments (cost $120,787,854)	93.3%	154,284,667

Cash and Receivables (Net)	6.7%	11,090,967

Net Assets	100.0%	165,375,634

a	Non-income producing.
b	The value of this security has been determined in good faith under the direction of the
Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by referenc to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Value ($)

ce

Dreyfus Premier International Growth Fund Statement of Investments January 31, 2006 (Unaudited)
Common Stocks--97.8%	Shares	Value ($)

Australia--4.3%
BHP Billiton	30,500	596,628
Foster's Group	69,100	276,104
Macquarie Bank	3,900	202,198
Oil Search	66,600	193,905
Rinker Group	39,900	507,631
		1,776,466

Belguim--1.5%
InBev	12,600	593,530

Canada--6.2%
ATI Technologies	12,500a	221,686
Canadian National Railway	5,000	452,151
Gildan Activewear	8,500a	406,940
Sun Life Financial	6,200	259,867
Teck Cominco, Cl. B	8,700	561,184
TELUS	7,900	316,069
Trican Well Service	6,000a	317,226
		2,535,123

Denmark--2.1%
AP Moller - Maersk	36	358,635
Novo-Nordisk, Cl. B	9,030	505,643
		864,278

Finland--1.3%
Nokia	29,600	541,258

France--8.7%
BNP Paribas	5,832	520,104
Bouygues	6,800	372,781
Sanofi-Aventis	8,427	772,518
Schneider Electric	2,400	250,776
Societe Generale	3,750	495,264
Total	2,138	590,191
Vivendi Universal	18,600	582,602
		3,584,236

Germany--6.8%
BASF	7,810	615,466
Continental	6,100	594,032
DaimlerChrysler	3,800	218,199
E.ON	3,620	405,084
SAP	1,390	284,571
Schering	6,100	416,823
ThyssenKrupp	10,700	273,791
		2,807,966

Greece--.9%
Coca-Cola Hellenic Bottling	12,800	383,823

Hong Kong--1.3%
China Mobile (Hong Kong)	111,100	540,620

Italy--2.5%
Banca Intesa	83,600	475,621
Capitalia	33,800	218,271
ENI	11,602	350,719
		1,044,611

Japan--23.9%
Astellas Pharma	8,500	351,464
Canon	11,500	694,147
Daiwa Securities Group	33,200	389,756
Denso	7,800	274,641
Eisai	8,200	350,245
Fujitsu	43,000	379,061
Honda Motor	10,600	601,867
Hoya	10,400	416,727
JFE Holdings	14,100	506,083
Matsushita Electric Industrial	21,000	456,541
Mitsubishi	43,500	1,016,156
Mitsubishi Electric	28,000	227,972
Mitsui & Co.	27,000	388,329
Nidec	2,400	219,958
Santen Pharmaceutical	8,900	231,425
Sanyo Shinpan Finance	3,300	205,942
Sumitomo Electric Industries	35,500	588,665
Sumitomo Rubber Industries	19,000	259,176
Takeda Pharmaceutical	9,400	532,128
Tokyo Electron	4,000	306,577
Toshiba	64,000	409,770
TV Asahi	100	267,701
Yamada Denki	5,900	760,544
		9,834,875

Netherlands--2.5%
ING Groep	23,800	849,292
Koninklijke Ahold	25,600a	197,511
		1,046,803

Norway--2.0%
Norsk Hydro	2,145	263,249
Orkla	7,100	282,805
Telenor	28,600	286,946
		833,000

Spain--4.2%
ACS	10,800	375,945
Banco Santander Central Hispano	14,700	211,468
Gestevision Telecinco	15,400	379,833
Repsol YPF	13,600	368,651
Telefonica	26,100	398,297
		1,734,194

Sweden--2.6%
Telefonaktiebolaget LM Ericsson, Cl. B	108,100	389,929
Volvo, Cl. B	14,100	690,512
		1,080,441

Switzerland--7.3%
Baloise Holding	3,650	231,211
Compagnie Financiere Richemont, Cl. A	9,600	436,568
Credit Suisse Group	13,400	782,287
Nestle	1,030	302,065
Novartis	9,714	533,294
Roche Holding	1,620	255,916
UBS	2,265	246,215
Zurich Financial Services	1,057	231,454
		3,019,010

United Kingdom--19.7%
AstraZeneca	20,500	992,532
Aviva	16,600	212,738
BAE Systems	45,900	340,449
Barclays	16,099	172,098
BP	83,300	1,001,600
British American Tobacco	29,500	664,816
BT Group	96,900	354,192
Diageo	19,400	288,649
GlaxoSmithKline	14,600	373,434
HBOS	18,100	318,242
International Power	96,700	466,551
Old Mutual	88,200	301,997
Rolls-Royce Group	37,100	286,396
Royal Bank of Scotland Group	6,500	201,171
Royal Dutch Shell, Cl. A	7,500	255,199
Sage Group	53,100	251,470
Schroders	12,300	240,221
Tesco	37,122	209,972
Vodafone Group	179,232	376,184
Xstrata	28,600	802,233
		8,110,144

Total Common Stocks
(cost $30,891,324)		40,330,378

Preferred Stocks--.6%

Germany:
Fresenius
(cost $180,617)	1,440	224,561

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
3.82%, 3/16/2006
(cost $49,775)	50,000b	49,754

Total Investments (cost $31,121,716)	98.5%	40,604,693

Cash and Receivables (Net)	1.5%	638,653

Net Assets	100.0%	41,243,346

a Non-income producing.
b Held by a broker in a segregated account as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

Dreyfus Premier International Growth Fund Statement of Financial Futures January 31, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long

MSCI PAN EURO	18	475,716	March 2006	16,562
TOPIX	1	145,957	March 2006	3,152

				19,714

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier International Funds, Inc.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)